UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2010

Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares or
Principal
Amount		Value

LONG-TERM INVESTMENTS — 91.2% (a)
COMMON STOCKS — 90.0% (a)

COMMERCIAL SERVICES SECTOR — 4.6%
	Advertising/Marketing Services — 1.5%
731,400	Interpublic Group of
	Companies, Inc. *	$7,767,468

	Miscellaneous Commercial Services — 3.1%
307,230	Cardtronics, Inc. *	5,437,971
243,000	Cintas Corp.	6,794,280
174,760	Higher One Holdings Inc.*	3,535,395
		15,767,646
CONSUMER DURABLES SECTOR — 3.3%
	Recreational Products — 3.3%
143,600	Brunswick Corp.	2,691,064
927,800	Winnebago Industries, Inc.*	14,102,560
		16,793,624
CONSUMER NON-DURABLES SECTOR — 2.7%
	Apparel/Footwear — 2.7%
403,600	Crocs, Inc. *	6,909,632
977,828	Liz Claiborne, Inc.*	7,001,248
		13,910,880
CONSUMER SERVICES SECTOR — 1.9%
	Hotels/Resorts/Cruiselines — 1.5%
166,600	Royal Caribbean
	Cruises Ltd. *	7,830,200

	Restaurants — 0.4%
92,800	Red Robin Gourmet
	Burgers Inc. *	1,992,416

DISTRIBUTION SERVICES SECTOR — 6.1%
	Electronics Distributors — 3.9%
316,392	Arrow Electronics, Inc.*	10,836,426
279,200	ScanSource, Inc. *	8,906,480
		19,742,906
	Medical Distributors — 1.3%
223,248	Patterson Companies Inc.	6,838,086

	Wholesale Distributors — 0.9%
247,800	Beacon Roofing
	Supply, Inc. *	4,428,186

ELECTRONIC TECHNOLOGY SECTOR — 10.2%
	Aerospace & Defense — 1.6%
439,729	Hexcel Corp. *	7,954,698

	Computer Peripherals — 0.9%
245,900	Avid Technology, Inc. *	4,293,414

	Electronic Components — 1.0%
163,900	Plexus Corp. *	5,071,066

	Electronic Equipment/Instruments — 0.6%
256,345	Intermec Inc. *	3,245,328

	Electronic Production Equipment — 1.8%
382,253	MKS Instruments, Inc. *	9,361,376

	Semiconductors — 2.7%
863,400	PMC-Sierra, Inc. *	7,416,606
82,912	Power Integrations, Inc.	3,328,088
102,000	Xilinx, Inc.	2,955,960
		13,700,654
	Telecommunications Equipment — 1.6%
386,689	Ciena Corp. *	8,139,803

ENERGY MINERALS SECTOR — 3.5%
	Coal — 1.5%
219,400	Arch Coal, Inc.	7,692,164

	Oil & Gas Production — 2.0%
425,500	Petrohawk Energy Corp.*	7,765,375
54,400	Unit Corporation*	2,528,512
		10,293,887
FINANCE SECTOR — 8.7%
	Finance/Rental/Leasing — 1.3%
199,700	CAI International, Inc.*	3,914,120
131,662	Mobile Mini, Inc. *	2,592,425
		6,506,545
	Insurance Brokers/Services — 0.9%
159,300	Arthur J. Gallagher & Co.	4,632,444

	Investment Managers — 0.2%
9,700	Affiliated Managers
	Group, Inc. *	962,434

	Life/Health Insurance — 2.4%
280,300	Genworth Financial Inc. *	3,683,142
162,300	Reinsurance Group
	of America, Inc.	8,717,133
		12,400,275
	Multi-Line Insurance — 1.0%
61,168	PartnerRe Ltd.	4,914,849

	Regional Banks — 2.6%
490,586	Associated Banc-Corp.	7,432,378
95,367	FirstMerit Corp.	1,887,313
218,400	Sandy Spring
	Bancorp, Inc.	4,025,112
		13,344,803
	Savings Banks — 0.3%
16,538	Columbia Banking
	System, Inc.	348,290
62,100	MB Financial, Inc.	1,075,572
		1,423,862
HEALTH SERVICES SECTOR — 5.3%
	Health Industry Services — 3.4%
159,230	Covance Inc. *	8,186,014
445,700	HealthSouth Corp. *	9,230,447
		17,416,461
	Medical/Nursing Services — 1.9%
406,094	VCA Antech, Inc. *	9,457,929

HEALTH TECHNOLOGY SECTOR — 4.6%
	Medical Specialties — 3.6%
73,700	Beckman Coulter, Inc.	5,544,451
479,000	Hologic, Inc. *	9,014,780
246,400	Wright Medical
	Group, Inc. *	3,826,592
		18,385,823
	Pharmaceuticals: Other — 1.0%
235,299	ICON PLC - SP-ADR*	5,153,048

INDUSTRIAL SERVICES SECTOR — 5.0%
	Contract Drilling — 1.1%
165,700	Rowan Companies, Inc. *	5,784,587

	Engineering & Construction — 2.7%
419,900	Chicago Bridge & Iron
	Co. N.V. NYS*	13,814,710

	Oilfield Services/Equipment — 1.2%
141,600	Dresser-Rand Group, Inc. *	6,030,744

PROCESS INDUSTRIES SECTOR — 6.3%
	Chemicals: Major Diversified — 2.1%
260,100	Celanese Corp.	10,708,317

	Chemicals: Specialty — 2.7%
107,681	Cytec Industries Inc.	5,713,554
202,200	Rockwood Holdings Inc. *	7,910,064
		13,623,618
	Containers/Packaging — 1.5%
243,500	Owens-Illinois, Inc. *	7,475,450

PRODUCER MANUFACTURING SECTOR — 18.1%
	Auto Parts: OEM — 0.9%
285,275	Modine Manufacturing
	Company*	4,421,762

	Electrical Products — 4.5%
208,200	Greatbatch, Inc.*	5,028,030
950,995	Molex Inc. Cl A	17,945,276
		22,973,306
	Industrial Conglomerates — 2.0%
140,700	SPX Corporation	10,058,643

	Industrial Machinery — 5.2%
398,353	Barnes Group Inc.	8,233,957
75,306	Kadant Inc. *	1,774,962
377,453	Kennametal Inc.	14,894,295
23,400	Lincoln Electric
	Holdings, Inc.	1,527,318
		26,430,532

	Metal Fabrication — 0.8%
94,266	Kaydon Corp.	3,838,512

	Miscellaneous Manufacturing — 3.3%
300,900	Brady Corp.	9,812,349
169,300	Crane Co.	6,953,151
		16,765,500
	Trucks/Construction/Farm Machinery — 1.4%
234,028	Columbus McKinnon Corp.*	4,755,449
197,700	The Manitowoc
	Company, Inc.	2,591,847
		7,347,296
RETAIL TRADE SECTOR — 1.8%
	Specialty Stores — 1.8%
69,100	PetSmart, Inc.	2,751,562
188,600	Ulta Salon, Cosmetics &
	Fragrance, Inc. *	6,412,400
		9,163,962
TECHNOLOGY SERVICES SECTOR — 4.8%
	Data Processing Services — 1.0%
89,000	Fiserv, Inc. *	5,211,840

	Information Technology Services — 2.5%
96,300	Longtop Financial Technologies
	Limited SP-ADR*	3,484,134
743,500	Sapient Corp.	8,996,350
		12,480,484
	Packaged Software — 1.3%
300,100	Parametric Technology Corp.*	6,761,253

TRANSPORTATION SECTOR — 3.1%
	Air Freight/Couriers — 1.2%
272,500	UTI Worldwide, Inc.	5,777,000

	Trucking — 1.9%
430,500	Werner Enterprises, Inc.	9,729,300
	Total common stocks (cost $349,051,040)	457,819,091

MUTUAL FUNDS — 1.2% (a)
228,000	SPDR KBW Regional
	Banking ETF Total mutual funds (cost $6,333,723)	6,030,600
	Total long-term
	investments (cost $355,384,763)	463,849,691

SHORT-TERM INVESTMENTS — 9.0%(a)
	Variable Rate Demand Note — 9.0%
$45,540,749	U.S. Bank, N.A., 0.00%	45,540,749
	Total variable rate demand note (cost $45,540,749)	45,540,749
	Total short-term investments (cost $45,540,749)	45,540,749
	Total investments – 100.2% (cost $400,925,512)	509,390,440
	Liabilities, less other
	assets — (0.2%) (a)	(795,857)
	TOTAL NET ASSETS – 100.0%	$508,594,583

*Non-income producing security.
(a)Percentages for the various classifications relate to net assets.
ETF – Exchange Traded Fund
N.V. – Netherlands Antilles Limited Liability Corp.
NYS – New York Registered Shares
PLC – Public Limited Company
SP-ADR – Sponsored American Depositary Receipt

As of December 31, 2010, investment cost for federal income tax purposes was $400,925,512 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$113,357,408
Aggregate gross unrealized depreciation	(4,892,480)
Net unrealized appreciation	$108,464,928+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$457,819,091
	Mutual Funds	6,030,600
	Total Level 1	463,849,691

Level 2 –	Short-Term Variable Rate Demand Note	45,540,749
Level 3 –		---
Total		$509,390,440

 See the Schedule of Investments for investments detailed by industry classifications.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares or
Principal
Amount		Value

COMMON STOCKS — 90.5% (a)

COMMERCIAL SERVICES SECTOR — 6.4%
	Financial Publishing/Services — 3.0%
3,060,000	McGraw-Hill
	Companies, Inc.	$111,414,600

	Miscellaneous
	Commercial Services — 3.4%
4,458,000	Cintas Corp.	124,645,680

CONSUMER NON-DURABLES SECTOR — 11.0%
	Beverages: Alcoholic — 2.8%
1,395,000	Diageo PLC - SP-ADR	103,690,350

	Food: Major Diversified — 4.9%
3,054,000	Nestlé S.A. - SP-ADR	179,636,280

	Household/Personal Care — 3.3%
1,913,000	Kimberly-Clark Corp.	120,595,520

CONSUMER SERVICES SECTOR — 3.7%
	Media Conglomerates — 3.7%
4,203,000	Time Warner Inc.	135,210,510

DISTRIBUTION SERVICES SECTOR — 7.9%
	Food Distributors — 3.8%
4,823,000	Sysco Corp.	141,796,200

	Medical Distributors — 3.7%
4,003,000	AmerisourceBergen Corp.	136,582,360

	Wholesale Distributors — 0.4%
4,150,150	Wolseley
	PLC - SP-ADR*	12,989,970

ELECTRONIC TECHNOLOGY SECTOR — 3.3%
	Electronic Components — 3.3%
3,428,000	Tyco Electronics Ltd.	121,351,200

ENERGY MINERALS SECTOR — 2.7%
	Oil & Gas Production — 2.7%
1,284,000	Devon Energy
	Corporation	100,806,840

FINANCE SECTOR — 12.0%
	Financial Conglomerates — 2.6%
2,243,000	American Express Co.	96,269,560

	Insurance Brokers/Services — 0.1%
99,000	Willis Group
	Holdings PLC	3,428,370

	Major Banks — 4.9%
5,979,000	Bank of New York
	Mellon Corp.	180,565,799

	Property/Casualty Insurance — 4.4%
2,030,000	Berkshire Hathaway
	Inc. - Cl B*	162,623,300

HEALTH TECHNOLOGY SECTOR — 7.2%
	Medical Specialties — 7.2%
2,448,000	Covidien PLC	111,775,680
4,450,000	DENTSPLY
	International Inc.	152,056,500
		263,832,180
INDUSTRIAL SERVICES SECTOR — 2.5%
	Oilfield Services/Equipment — 2.5%
1,110,000	Schlumberger Ltd.	92,685,000

PROCESS INDUSTRIES SECTOR — 4.2%
	Chemicals: Agricultural — 4.2%
2,213,000	Monsanto Co.	154,113,320

PRODUCER MANUFACTURING SECTOR — 9.0%
	Industrial Conglomerates — 9.0%
2,106,000	3M Co.	181,747,800
3,608,000	Tyco International Ltd.	149,515,520
		331,263,320
RETAIL TRADE SECTOR — 7.4%
	Discount Stores — 4.4%
2,974,000	Wal-Mart Stores, Inc.	160,387,820

	Specialty Stores — 3.0%
4,837,000	Staples, Inc.	110,138,490

TECHNOLOGY SERVICES SECTOR — 8.9%
	Data Processing Services — 4.2%
3,331,000	Automatic Data
	Processing, Inc.	154,158,680

	Information Technology Services — 4.7%
3,551,000	Accenture PLC	172,187,990

TRANSPORTATION SECTOR — 4.3%
	Air Freight/Couriers — 4.3%
2,197,000	United Parcel
	Service, Inc. - Cl B	159,458,260
	Total common stocks (cost $2,784,171,892)	3,329,831,599

SHORT-TERM INVESTMENTS — 9.3% (a)
	Commercial Paper — 9.3%
$200,000,000	GE Capital Corp.,
	0.03%, due 01/03/11	199,999,667
142,100,000	U.S. Bank, N.A.,
	0.01%, due 01/03/11	142,099,921
	Total commercial paper (cost $342,099,588)	342,099,588
	Total short-term investments (cost $342,099,588)	342,099,588
	Total investments – 99.8% (cost $3,126,271,480)	3,671,931,187
	Cash and receivables,
	less liabilities — 0.2% (a)	7,361,883
	TOTAL NET ASSETS – 100.0%	$3,679,293,070

* Non-income producing security.
(a)Percentages for the various classifications relate to net assets.
PLC – Public Limited Company
SP-ADR – Sponsored American Depositary Receipt

As of December 31, 2010, investment cost for federal income tax purposes was $3,126,271,480 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$545,823,017
Aggregate gross unrealized depreciation	(163,310)
Net unrealized appreciation	$545,659,707	+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$3,329,831,599

Level 2 – Short-Term Commercial Paper	342,099,588
Level 3	---
Total	$3,671,931,187

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
Schedule of Investments
12/31/2010 (Unaudited)

Cash and receivables – 100.0% (a)	$6,138,000
TOTAL NET ASSETS – 100.0%	$6,138,000

(a)	Percentages for the classifications relate to net assets.

As of December 31, 2010, investment cost for federal income tax purposes was $0 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$0
Aggregate gross unrealized depreciation	(0)
Net unrealized appreciation	$0

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$	---

Level 2 – Short-Term Commercial Paper		---
Level 3 –		---
Total	$	---

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 10, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 10, 2011

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   February 10, 2011